Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 13 – SEGMENT INFORMATION

Research and development activities are conducted through the Company’s wholly owned subsidiary, EYME Technologies, Ltd., in Israel. Geographic long-lived asset information presented below is based on the physical location of the assets at the reporting date. All of the Company’s revenues are derived from customers located in the United States.

Long-lived assets including goodwill, intangible assets, capitalized software, property and equipment and operating lease right-of-use, by geographic region, are as follows at:

(in thousands)

	September 30, 2024	December 31, 2023
United States	$3,239	$12,015
Israel	219	1,291
Total long-lived assets	$3,458	$13,306

NOTE 14 – SEGMENT INFORMATION

Research and development activities are conducted through EYME in Israel. Geographic long-lived asset information presented below is based on the physical location of the assets at the end of year. All of the Company’s revenues are derived from customers located in the United States.

Long-lived assets including goodwill, intangible assets, capitalized software, property and equipment and operating lease right-of-use, by geographic region, are as follows at:

	December 31, 2023	December 31, 2022
United States	$12,014,390	$17,993,006
Israel	1,291,375	4,103,931
Total long-lived assets	$13,305,765	$22,096,937